               MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
                           1221 Avenue of the Americas
                            New York, New York 10020

                                                              May 6, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:      Morgan Stanley Select Dimensions Investment Series
         File Number 33-54047


Dear Sir or Madam:

         On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 28, 2004.

                                                           Very truly yours,
                                                       /s/ LouAnne D. McInnis
                                                           ------------------
                                                           LouAnne D. McInnis
                                                           Assistant Secretary



cc:  Larry Greene
     Barry Fink